8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of warrant transactions (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of warrant transactions

Warrant transactions are summarized as follows:

	2019		2018		2017
	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price

Outstanding, beginning of year	2,004,965	$ 1.07	429,400	$ 1.82	138,900	$ 2.50
Amended-old	-	-	(138,900)	$ (2.50)	-	-
Amended-new	-	-	138,900	$ 1.00	-	-
Granted	-	-	1,575,565	$ 1.00	290,500	$ 1.50
Expired	355,900	$ 1.41	-	-	-	-
Exercised	73,500	$ 1.00	-	-	-	-
Outstanding, end of year	1,575,565	$ 1.00	2,004,965	$ 1.07	429,400	$ 1.82